Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Consolidated Statements of Shareholders' Equity [Abstract]
Cash dividends declared (in dollars per share)	$ 0.9500	$ 0.7500	$ 0.5875
Postretirement liability tax (expense) benefit	$ (32)	$ (22)	$ 34